Borrowings (Details) ¥ in Thousands, $ in Thousands										12 Months Ended
	Sep. 14, 2024 CNY (¥)	Sep. 04, 2024 CNY (¥)	Sep. 02, 2024 CNY (¥)	Aug. 27, 2024 CNY (¥)	Jun. 21, 2024 CNY (¥)	Mar. 05, 2024 CNY (¥)	Sep. 15, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Aug. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Borrowings [Line Items]
Principal amount						¥ 2,109				¥ 10,000
Short term loan										31,704	¥ 30,033		$ 4,343
Facility agreement loan									¥ 10,000
Period validity									10 years
Drew additional amount		¥ 3,200	¥ 1,750
Debt Interest expenses										729	¥ 417	¥ 54
Cash received												¥ 95,790		¥ 95,790
Investment amount										¥ 37,831
investment equity interest										4.119%	1.74%		4.119%
Investment termination loan										¥ 56,145
Bear interest rate										13.74%			13.74%
Repaid debt										¥ 33
Outstanding amount										667
12 Partners [Member]
Borrowings [Line Items]
Debt drew amount											¥ 8,277
Short-Term Borrowings [Member]
Borrowings [Line Items]
Debt drew amount										¥ 4,588
Industrial Bank Co., Ltd [Member]
Borrowings [Line Items]
Principal amount	¥ 4,000				¥ 3,000		¥ 4,000
Short term loan					¥ 3,000
Debt drew amount							¥ 9,990	¥ 10
Loan Prime Rate [Member]
Borrowings [Line Items]
Interest rate	3.35%				3.45%	3.45%	3.45%	3.45%
Floating Upward Rate [Member]
Borrowings [Line Items]
Interest rate	0.25%				0.40%	0.50%	0.55%	0.05%
Facility Agreement [Member]
Borrowings [Line Items]
Drew additional amount		¥ 5,050
Bank Borrowings [Member]
Borrowings [Line Items]
Weighted average interest rates										3.80%	3.40%		3.80%
Loans from Third Party Partners [Member]
Borrowings [Line Items]
Debt drew amount											¥ 5,449
WeBank Co., Ltd., Qianhai, Shenzhen [Member]
Borrowings [Line Items]
Principal amount				¥ 700
Interest rate				10.39%